Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
16.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	At June 30,	At December 31,
In thousands of USD	2026	2025
Deposits from customers(1)	18,081	25,571
Accrued operating expenses	11,629	10,242
Payables for surtaxes	6,213	8,357
Interest payable	9,886	3,682
Payable to the former owners in Norway Acquisition(2)	2,195	2,168
Payables for staff-related costs	4,595	3,484
Asset retirement obligation	3,499	2,650
Others	1,882	1,223
Total	57,980	57,377

Current	54,181	54,964
Noncurrent	3,799	2,413
	57,980	57,377

(1)	Consists of digital asset-settled balances of US$17.4 million (consisting principal amount of US$25.2 million and embedded derivative asset of US$7.8 million) and US$24.7 million (consisting principal amount of US$25.2 million and embedded derivative asset of US$0.5 million) as of June 30, 2026 and December 31, 2025, respectively.

(2)	Represents the balance due to the former owners of the Norwegian datacenter business acquired by the Group in April 2024 (the “Norway Acquisition”), being a normal annual dividend authorized prior to the acquisition. It is thus accounted for as part of the liabilities assumed from the business combination, and listed in other payables.